COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2018
COMMITMENTS [Abstract]
Material Commitments for Consolidated Group
Management have identified the following material commitments for the consolidated group as at June 30, 2018 and June 30, 2017:

	Payable within 1 year US$000	Payable later than 1 year within 5 years US$000	Total US$000
2018
Operating lease commitments	161	340	501
2017
Operating lease commitments	79	-	79